Property, Plant And Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant And Equipment
NOTE 9. PROPERTY, PLANT AND EQUIPMENT

	Land and Buildings	Machinery and Equipment	Leasehold Improve- ments	Computer Equipment and Software	Assets under Capital Lease	Furniture and Fixtures	Assets under Construc- tion	Total
	(In thousands)
Cost:
At January 1, 2014	$191,141	$83,431	$22,323	$73,057	$5,012	$4,743	$69,497	$449,204
Additions	19,012	9,199	1,157	38,675	4,784	159	10,659	83,645
Additions due to acquisitions	16,409	5,057	1,581	3,149	—	618	277	27,091
Disposals/transfers/impairments/other	—	(5,175)	(8,691)	(25,789)	(3,714)	(2,208)	(572)	(46,149)
Effect of currency translation	(2,070)	(613)	(205)	(108)	—	(94)	—	(3,090)
At December 31, 2014	$224,492	$91,899	$16,165	$88,984	$6,082	$3,218	$79,861	$510,701
Accumulated Depreciation:
At January 1, 2014	$(17,388)	$(30,983)	$(15,625)	$(49,939)	$(3,357)	$(2,027)	$(3,011)	$(122,330)
Additions	(13,381)	(11,599)	(553)	(14,360)	(1,697)	(1,075)	—	(42,665)
Disposals/transfers/impairments/other	—	6,052	8,118	22,159	3,234	2,025	—	41,588
Effect of currency translation	113	131	26	97	—	42	—	409
At December 31, 2014	$(30,656)	$(36,399)	$(8,034)	$(42,043)	$(1,820)	$(1,035)	$(3,011)	$(122,998)
Net Book Amount:
At December 31, 2014	$193,836	$55,500	$8,131	$46,941	$4,262	$2,183	$76,850	$387,703
At December 31, 2013	$173,753	$52,448	$6,698	$23,118	$1,655	$2,716	$66,486	$326,874

Depreciation expense, including expense related to assets under capital lease, was $42.7 million, $41.5 million and $32.9 million for the year ended December 31, 2014, 2013 and 2012, respectively.
During the years ended December 31, 2014, 2013 and 2012, the Company recorded impairment charges totaling $4.3 million, $7.5 million and $5.7 million, respectively, to completely write off certain miscellaneous property, plant and equipment amounts that were taken out of service. These charges were related to our ongoing efforts to improve our operating efficiency and to consolidate certain locations, including our generics research and development operations and our corporate headquarters. These charges are included in the Asset impairment charges line item in our Consolidated Statement of Operations.